Property, plant and equipment, net (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Leasehold land and buildings	$ 15,823,299	$ 16,532,686
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Leasehold land and buildings	$ 3,171,013	$ 3,645,289